Shareholder Fees {- Fidelity Freedom® 2045 Fund}	May 28, 2022 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K-09 | Fidelity Freedom® 2045 Fund
Shareholder Fees:
(fees paid directly from your investment)	none